Capital and funding - Summary of Currency Retranslation Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity and liabilities [abstract]
Currency retranslation reserve at beginning of period	€ (6,043)	€ (7,068)
Currency retranslation of group companies net assets and liabilities during the year	212	176
Movement in net investment hedges and exchange differences in net investments in foreign operations	28	849
Currency retranslation reserve at end of period	€ (5,803)	€ (6,043)